SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross proceeds		$ 116,150,000
Less:
Redemption	$ 109,436,586
Reduction of carrying value to redemption value due to tax					$ (17,000)
Common Stock Subject To Possible Redemption [Member]
Gross proceeds							$ 115,000,000
Less:
Proceeds allocated to Public Warrants							(3,565,000)
Issuance costs allocated to Public Shares							(997,733)
Redemption			$ (293,261)	$ (327,375)		$ (114,329,594)
Reduction of carrying value to redemption value due to tax				(17,000)
Plus:
Accretion of carrying value to redemption value						337,983	6,862,708
Common stock subject to possible redemption			$ 2,678,473	$ 2,963,989	$ 2,678,431	$ 3,308,364	$ 117,299,975